Fixed Assets and Intangible Assets, Net (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fixed assets and intangible assets, net
Total fixed assets	$ 792,464	$ 704,448
Less: Accumulated depreciation and amortization	(218,916)	(125,985)	(75,412)
Total fixed assets and intangible assets, net	573,548	578,463	89,506
Computer equipment [Member]
Fixed assets and intangible assets, net
Total fixed assets	196,538	143,461	64,437
Furniture and fixtures [Member]
Fixed assets and intangible assets, net
Total fixed assets	142,856	159,051	32,342
Leasehold improvements [Member]
Fixed assets and intangible assets, net
Total fixed assets	377,727	329,156
Software [Member]
Fixed assets and intangible assets, net
Total fixed assets	9,905	7,342	2,701
Website domain name [Member]
Fixed assets and intangible assets, net
Total fixed assets	24,938	24,938	24,938
Website costs [Member]
Fixed assets and intangible assets, net
Total fixed assets	$ 40,500	$ 40,500	$ 40,500